Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COMMONWEALTH INTERNATIONAL SERIES TRUST
Entity Central Index Key	0000793601
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000105717
Shareholder Report [Line Items]
Fund Name	Africa Fund
Trading Symbol	CAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Africa Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Africa Fund	$87	1.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Africa Fund	24.74%	13.77%	0.02%
Dow Jones Africa Titans 50 Index	16.18%	7.55%	0.03%
MSCI Emerging Markets Index	9.02%	6.35%	3.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,193,800
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,193,800
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	1.2%
Sovereign	2.0%
Money Market Funds	2.4%
Real Estate	5.0%
Industrials	5.3%
Consumer Staples	9.5%
Communications	11.2%
Consumer Discretionary	12.0%
Materials	16.2%
Financials	34.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitec Bank Holdings Ltd.	13.3%
Naspers Ltd., N Shares	6.5%
Gold Fields Ltd.	4.4%
DataTec Ltd.	3.8%
Shoprite Holdings Ltd.	3.3%
Discovery Ltd.	3.2%
Momentum Metropolitan Holdings	3.1%
AngloGold Ashanti PLC	3.0%
Mr. Price Group Ltd.	2.9%
MTN Group Ltd.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000012360
Shareholder Report [Line Items]
Fund Name	Commonwealth Australia/New Zealand Fund
Trading Symbol	CNZLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Commonwealth Australia/New Zealand Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Australia/New Zealand Fund	$144	2.96%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Australia/New Zealand Fund	Australian All Ordinaries Index	MSCI ACWI ex USA Index	NZX 50 Index
Apr-2015	$10,000	$10,003	$10,000	$9,999
Apr-2016	$9,967	$9,419	$8,872	$10,794
Apr-2017	$11,458	$10,956	$9,989	$11,489
Apr-2018	$12,034	$11,940	$11,578	$13,505
Apr-2019	$11,957	$12,461	$11,205	$15,167
Apr-2020	$10,179	$10,594	$9,915	$14,676
Apr-2021	$15,800	$16,911	$14,176	$20,697
Apr-2022	$14,692	$17,345	$12,714	$17,415
Apr-2023	$12,823	$16,699	$13,102	$16,864
Apr-2024	$10,953	$18,223	$14,324	$16,014
Apr-2025	$11,435	$19,753	$16,032	$16,012

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Australia/New Zealand Fund	4.39%	2.35%	1.35%
Australian All Ordinaries Index	8.46%	13.27%	7.04%
MSCI ACWI ex USA Index	11.92%	10.09%	4.83%
NZX 50 Index	-0.03%	1.75%	4.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 11,328,691
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 41,746
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,328,691
Number of Portfolio Holdings	38
Advisory Fee	$41,746
Portfolio Turnover	1%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	1.1%
Energy	1.2%
Consumer Staples	2.6%
Real Estate	3.5%
Communications	5.4%
Financials	6.4%
Consumer Discretionary	8.4%
Materials	8.8%
Utilities	10.8%
Health Care	13.8%
Industrials	37.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
South Port New Zealand Ltd.	11.5%
Infratil Ltd.	8.7%
Mainfreight Ltd.	5.8%
Brambles Ltd.	5.4%
Freightways Ltd.	5.4%
Millennium & Copthorne Hotels New Zealand Ltd.	4.4%
Briscoe Group Ltd.	4.0%
Telstra Corp. Ltd.	4.0%
CSL Ltd.	3.5%
Qube Holdings Ltd.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000012362
Shareholder Report [Line Items]
Fund Name	Commonwealth Global Fund
Trading Symbol	CNGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Commonwealth Global Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Global Fund	$124	2.57%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.57%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Global Fund	MSCI ACWI Net
Apr-2015	$10,000	$10,000
Apr-2016	$8,582	$9,434
Apr-2017	$9,384	$10,861
Apr-2018	$10,014	$12,400
Apr-2019	$10,201	$13,028
Apr-2020	$9,199	$12,382
Apr-2021	$13,161	$18,046
Apr-2022	$12,029	$17,064
Apr-2023	$12,177	$17,416
Apr-2024	$12,958	$20,457
Apr-2025	$12,978	$22,879

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Global Fund	0.15%	7.13%	2.64%
MSCI ACWI Net	11.84%	13.07%	8.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,728,682
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 62,215
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,728,682
Number of Portfolio Holdings	43
Advisory Fee	$62,215
Portfolio Turnover	5%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	0.7%
Money Market Funds	2.2%
Utilities	2.2%
Materials	2.5%
Communications	2.8%
Energy	4.5%
Consumer Discretionary	10.8%
Financials	10.7%
Health Care	11.9%
Consumer Staples	12.2%
Industrials	14.5%
Technology	24.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.1%
Siemens AG	5.1%
Group 1 Automotive, Inc.	4.8%
NetApp, Inc.	4.0%
Microsoft Corp.	3.8%
HDFC Bank Ltd.	3.7%
Thermo Fisher Scientific, Inc.	3.7%
Miller Industries, Inc.	3.4%
AstraZeneca PLC	3.4%
Norfolk Southern Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000012361
Shareholder Report [Line Items]
Fund Name	Commonwealth Japan Fund
Trading Symbol	CNJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Commonwealth Japan Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Japan Fund	$89	1.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Japan Fund	Tokyo Stock Price Index
Apr-2015	$10,000	$10,000
Apr-2016	$9,791	$9,486
Apr-2017	$10,328	$10,768
Apr-2018	$12,090	$13,005
Apr-2019	$11,373	$11,853
Apr-2020	$10,776	$11,481
Apr-2021	$12,985	$14,901
Apr-2022	$10,453	$12,739
Apr-2023	$10,920	$13,643
Apr-2024	$11,678	$16,090
Apr-2025	$12,341	$17,695

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Japan Fund	5.68%	2.75%	2.13%
Tokyo Stock Price Index	9.97%	9.04%	5.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,470,082
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,470,082
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$0
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	1.0%
Communications	1.1%
Energy	1.2%
Utilities	1.4%
Materials	3.3%
Real Estate	3.7%
Consumer Discretionary	8.7%
Technology	9.7%
Consumer Staples	10.7%
Health Care	12.2%
Financials	18.3%
Industrials	27.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kajima Corp.	4.7%
Terumo Corp.	4.4%
Hitachi Ltd.	4.0%
Hoya Corp.	4.0%
Asahi Intecc Co. Ltd.	3.8%
Dai-ichi Life Holdings, Inc.	3.5%
Sompo Holdings, Inc.	3.5%
T&D Holdings, Inc.	3.3%
Meidensha Corp.	3.2%
Fast Retailing Co. Ltd.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000012363
Shareholder Report [Line Items]
Fund Name	Commonwealth Real Estate Securities Fund
Trading Symbol	CNREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Commonwealth Real Estate Securities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/commonwealth/. You can also request this information by contacting us at (888) 345-1898.
Additional Information Phone Number	(888) 345-1898
Additional Information Website	https://funddocs.filepoint.com/commonwealth/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commonwealth Real Estate Securities Fund	$124	2.61%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Commonwealth Real Estate Securities Fund	MSCI US REIT Index
Apr-2015	$10,000	$10,001
Apr-2016	$9,756	$10,792
Apr-2017	$10,783	$11,427
Apr-2018	$11,094	$11,066
Apr-2019	$11,659	$13,135
Apr-2020	$9,953	$11,262
Apr-2021	$14,451	$15,481
Apr-2022	$14,421	$17,274
Apr-2023	$13,622	$14,734
Apr-2024	$15,395	$14,991
Apr-2025	$16,116	$17,324

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commonwealth Real Estate Securities Fund	4.69%	10.12%	4.89%
MSCI US REIT Index	15.57%	8.99%	5.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.commonwealthfunds.com for more recent performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,380,804
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 59,788
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,380,804
Number of Portfolio Holdings	47
Advisory Fee	$59,788
Portfolio Turnover	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Non-Listed Reit	0.3%
Consumer Staples	0.7%
Money Market Funds	1.2%
U.S. Treasury Obligations	4.9%
Financials	6.3%
Industrials	13.3%
Materials	15.8%
Consumer Discretionary	15.9%
Real Estate	41.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tecnoglass, Inc.	9.1%
Lennox International, Inc.	6.0%
InterContinental Hotels Group PLC	4.3%
Iron Mountain, Inc.	4.2%
James Hardie Industries PLC	3.9%
Lowe's Cos., Inc.	3.8%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.7%
American Tower Corp., Class A	3.6%
Digital Realty Trust, Inc.	3.5%
D.R. Horton, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.